Basis for preparation	12 Months Ended
Dec. 31, 2022
Basis for preparation
Basis for preparation

2.Basis for preparation

2.1	Statement of compliance and authorization of financial statements

The consolidated financial statements of Ecopetrol and its subsidiaries as of December 31, 2022, and 2021 and for each of the three years in the period ended December 31, 2022, have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Accounting policies have been applied consistently in all years presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ecopetrol on March 29, 2023.

2.2Reclassifications

For presentation purposes, the Ecopetrol Business Group reclassified some items in the comparative figures as of December 31, 2021 and 2020. They had no impact on the items of the statement of financial position, profits and losses, comprehensive income, changes in equity, or cash flows. The reclassifications are presented in notes 10 – Taxes and 24.5 - Other comprehensive income attributable to owners of parent.

2.3Basis for consolidation

The consolidated financial statements were prepared by consolidating all companies set out in Exhibits 1 and 2, which are those over which Ecopetrol exercises direct or indirect control. Control is achieved when the Ecopetrol Business Group:

●	has power over the investee (including rights to manage relevant activities);
●	is exposed, or has the rights, to variable returns from its involvement with the investee; and
●

has the ability to use its power to affect its operational returns. This instance occurs when the Ecopetrol Business Group has less than a majority of the voting rights of an investee, and it still has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally. The Ecopetrol Business Group considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient or not to give it power, including:

a)	the percentage of the Ecopetrol Business Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Business Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)

any additional facts and circumstances that indicate that the Ecopetrol Business Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between entities of the Ecopetrol Business Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The consolidated financial statements as of December 31, 2022, were prepared on the basis that the Ecopetrol Business Group will continue to operate as a going concern bases.

Significant changes in consolidation:

2022

Ecopetrol US Trading LLC

In November 2022, the indirect subsidiary Ecopetrol US Trading LLC was incorporated. This company is domiciled in Delaware, United States of America, its main corporate purpose is the international commercialization of refined, petrochemical, crude oil, and natural gas of Ecopetrol Business Group and third parties. Ecopetrol US Trading LLC is a direct subsidiary of Ecopetrol USA Inc.

Gasoducto de Oriente S.A.

On July 12, 2022, the liquidation of the Gasoducto de Oriente S.A. took place in the Chamber of Commerce of Bogotá. It was a subsidiary of Inversiones de Gases de Colombia S.A.

Conexión Kimal Lo Aguirre

In July 2022, ISA Inversiones Chile incorporated the Joint Venture Conexión Kimal Lo Aguirre, together with Transelec and China Southern Power Grid International (CSG) as shareholders. This company will build and operate the Kimal-Lo Aguirre project in Chile awarded in 2021.

2021

Acquisition of Interconexión Eléctrica S.A. E.S.P.

On August 20, 2021, the Ecopetrol acquired control of Interconexión Eléctrica S.A. E.S.P. (ISA), thus obtaining control of the company. See Note 12 – Business combinations.

ISA is a Multi-Latin business group with operations in the electric power transmission, toll roads concessions, and telecommunications businesses, through 50 subsidiaries, 11 joint ventures and 1 associate, in 6 countries in South and Central America. See the subsidiaries in Exhibit 1.

New companies in Singapore

On July, 2021, the subsidiaries Ecopetrol Singapore Pte. Ltd. and Ecopetrol Trading Asia Pte Ltd. were incorporated in Singapore. Ecopetrol Singapore Pte. Ltd. owns 100% of the share capital of Ecopetrol Trading Asia Pte Ltd., whose main purpose is the international commercialization of crude and refined products of the Company to clients in Asia. Both companies are domiciled in Singapore.

2020

ECP Oil and Gas Germany GmbH

December 11, 2022, the subsidiary ECP Oil and Gas Germany GmbH completed its liquidation.

Bioenergy S.A.S and Bioenergy Zona Franca S.A.S.

On June 24, 2020, the Superintendence of Companies issued the liquidation orders decreeing on the termination of the reorganization process and the opening of the judicial liquidation process of Bioenergy S.A.S and Bioenergy Zona Franca S.A.S. The latter process will be carried out according to the law on business insolvency – Act 1116/2006, and under the direction of the aforementioned Superintendence. Consequently, as of this date Ecopetrol Business Group lost control over these companies and have not been consolidated since then. As a result, reduction of net assets was recognized due to the loss of control with a gain on the results of the Business Group for $65,570.

2.4Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that are measured at fair value through profit or loss and/or changes in other comprehensive income at the end of each reporting period, as explained in the accounting policies included below.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The fair value is the price that would be received from selling an asset or that would be paid for transferring a liability among market participants, in an orderly transaction, on the date of measurement. When estimating the fair value, the Ecopetrol Business Group uses assumptions that market participants would use for pricing an asset or liability at current market conditions, including risk assumptions, which maximize the value (highest and best use) of the asset or liability.

2.5Functional and presentation currency

The consolidated financial statements are presented in Colombian Pesos, which is the Ecopetrol’s functional currency. For each Ecopetrol Business Group entity, its functional currency is determined based of the main economic environment where it operates.

The statements of profit or loss, and cash flows of subsidiaries with functional currencies different from Ecopetrol’s functional currency are translated at the exchange rates on the dates of the transaction or based on the monthly average exchange rate. Assets and liabilities are translated at the closing exchange rate, and other equity items are translated at exchange rates at the time of the transaction. All resulting exchange differences are recognized in other comprehensive income. On disposal of all or significant part of a foreign operation, the cumulative translation adjustment related to the foreign operation is reclassified to profit or loss.

The consolidated financial statements are presented in Colombian pesos rounded up to the closest million unit (COP$ 000,000) except when otherwise indicated.

2.6Foreign currency

Transactions in foreign currencies are initially recorded by the Ecopetrol Business Group’s entities at their respective functional currency spot rates at the transactions date. Monetary items denominated in foreign currencies are translated at the functional currency spot rates prevailing at the reporting date. Differences arising on settlement, or translation, or monetary items are recognized in profit or loss, in financial results, net, except those resulting from the conversion of loans and borrowings designated as cash flow hedges or net investment in a foreign operation hedge, which are recognized in other comprehensive income within equity. When the hedged item affects the financial results, exchange differences accumulated in equity are reclassified to profit or loss as part of operating results.

Non–monetary items measured at fair value that are denominated in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined. The gain or loss arising on translation of non–monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item.

2.7Classification of assets and liabilities as current and non–current

The Ecopetrol Business Group presents assets and liabilities in the consolidated statement of financial position based on whether assets are classified as current or non–current.

An asset or liability is classified as current when:

●	It is expected to be realized or intended to be sold or consumed (or expected to be settled, in the case of liabilities) in the ordinary course of business;
●	Held mainly for the purpose of trading;
●	Expected to be realized (or to be settled, in the case of liabilities) within twelve months after the reporting period; or
●

In the case of the assets, it is cash or a cash equivalent, unless the exchange of such asset or liability is restricted or to be used to settle a liability at least twelve months after the reporting period; or

●	In the case of a liability, there is no unconditional right to defer settlement of the liability until at least twelve months after the reporting period.

Other assets and liabilities are classified as non–current.

Deferred tax assets and liabilities are classified as non–current assets and liabilities.

2.8Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of Ecopetrol, the parent company, by the weighted average number of ordinary shares outstanding during the year. There is no potential dilution of shares.

2.9Conflict between Russia and Ukraine

On February 24, 2022, Russia launched its military invasion of Ukraine, with strong ramifications for global crude and oil product supply and a surge in prices. Brent crude average prices surged from USD 70.9/Bl in 2021 to USD 99.0/Bl in 2022, peaking at USD 128.0/Bl in early March 2022.

The increase in prices has had both positive and negative impacts on the Business Group. On one hand, the rise in the average price of ICE Brent has increased revenues from the sale of our crudes, and higher prices of diesel, gasoline, jet fuel, and other refined products have been favorable for the 2022 financial results of Cartagena and Barrancabermeja refineries. However, the increase in prices has also had a negative effect for the Business Group, including the weakening of the Group´s crude oil differential versus Brent.

To mitigate this, Ecopetrol Business Group has worked in improving the positioning of its crude oil and diversifying the destination markets. In addition, the high prices have affected the Business Group purchases of crude oil and products, which are used as inputs and raw materials for production processes as well as to meet the growing national demand for fuels. Lastly, higher energy costs, coupled with the international logistics crisis, have generated pressures on the operating costs and project execution timelines. Ecopetrol Business Group maintains a close and constant monitoring of various Russia-Ukraine related factors that could impact the financial performance. These factors include the ongoing conflict, interruptions in the export of Russian energy due to sanctions, disruptions in supply chain, price volatility and others. In addition, we continue monitoring the potential changes in demand, geopolitical risks, and regulatory changes that could affect the operations.

2.10Considerations on climate change and energy transition

2.10.1Strategic aspects of Ecopetrol Business Group

On February 8, 2022, Ecopetrol communicated to the market its 2040 long-term strategy, called “Energy that Transforms”, which comprehensively responds to current environmental, social and governance challenges, maintaining the focus on generating sustainable value for all your interest groups. Its objective is to consolidate an agile and dynamic organization that adapts in a timely manner to the changes facing the energy industry, the challenges of a world that advances in the generation and use of clean energy, traveling a path of opportunities for growth and leadership in the Americas.

“Energy that Transforms” positions Ecopetrol Business Group as an integrated energy Group, which participates in all the links of the hydrocarbon chain and in linear infrastructure, both in energy transmission and road concessions, and hopes to continue diversifying into businesses that allow it to continue to reduce its carbon footprint and advance in meeting its goal of being a company with zero net carbon emissions by 2050 (scopes 1 and 2). The strategy is supported by four strategic pillars: (i) Grow with the Energy Transition, (ii) Generate Value with Sustainability, (iii) Cutting-Edge Knowledge and (iv) Competitive Returns.

Within the first three pillars described in the strategy, the following actions associated with the energy transition and climate change were included:

1.	Grow with the energy transition

On average, between USD $5,200 and USD $6,000 million will be invested annually by 2040. Between 2022 and 2024, organic investments will range between USD $17,000 and USD $20,000 million. In line with international best practices, the valuations of these investments in exploration and production projects incorporate a cost of greenhouse gas emissions under the internal CO2 price methodology, with a price curve that starts at $20 USD/ TonCO2e today and amounts to $40 USD/TonCO2e from 2030.

Gas, as a fundamental source of energy in the energy transition, the 2022-2024 Plan includes investments in projects for more than USD $1,800 million. In the long term, it is expected to grow in its own production, seek new marketing options and venture into regasification and storage.

Investments will be made for USD $2,600 million (15% of the total investments of the Business Group), mainly concentrated in Brazil (42%) and Colombia (25%), in addition to Peru and Chile. In this way, the continuity of ISA’s 2030 Strategic Plan is guaranteed. This is how diversification towards low-emission businesses in the long term contemplates: (i) between 2019 (base year) and 2030, investment of USD $8.3 billion in current businesses and geographies and USD $2.2 billion in new geographies and (ii) achieving a participation of non-conventional renewable energies between 25% and 40% in the self-generation matrix by 2040.

The foregoing will be supported by, in addition to ISA, the gradual foray into emerging businesses aligned with new global trends, such as the production of low-carbon hydrogen as an energy source, the capture, use and storage of (CCUS) and Natural Climate Solutions (NCS), to mitigate the effects of climate change. Over the next three years, more than USD $200 million will be invested in green hydrogen projects in the Cartagena and Barrancabermeja refineries, and in CO2 capture projects through emerging technologies such as CCUS and SNC projects.

2.	Generate value with sosTECnibilidad (sustainability + technology)

The 2022 - 2024 Plan (without ISA) includes investments of more than USD $1,400 million in projects for circular water management, decarbonization, energy efficiency, use of energy and alternative sources, improvement in the quality of fuels, and studies and pilots of green and blue hydrogen for applications in refineries and mobility.

In this sense, the Plan has a clear focus on supporting the energy transition strategy, including the incorporation of renewable energy sources for self-consumption, taking advantage of wind, solar and geothermal energy technologies, strengthening socio-environmental investment programs, deepening digital transformation and acceleration of the development and implementation of technologies to optimize operations throughout the chain.

On the other hand, the long-term objectives include for environmental matters, achieve (i) a 25% reduction in GHG emissions by 2030 compared to 2019 (scopes 1 and 2), (ii) zero emissions CO2 equivalent emissions by 2050 (scopes 1 and 2), (iii) zero routine flaring by 2030, (vi) water neutral by 2045 (zero discharges, 66% reduction in water collection and offsetting 34% of residual water consumption). In terms of social component, it is expected to promote the generation of about 230,000 new non-oil jobs by 2040 and contribute to the education of 2 million young colombians. As a sign of this commitment, Ecopetrol Business Group will seek to continue improving its position among public companies globally within the Dow Jones Sustainability Index.

3.	Cutting edge knowledge

This pillar seeks to develop the necessary capacities for sosTECnibilidad (sustainability + technology), through a comprehensive science, technology, and innovation (CT+i) strategy to contribute to diversification, increase clean energy, decarbonize operations, and enhance human talent.

As part of the goals of the 2022-2024 Plan, more than USD $240 million will be allocated to innovation, technology, and digital transformation projects, which include technologies for the management of produced water as a profitable and sustainable resource and a study for the capture of CO2 in natural sinks.

2.10.2General organic investment plan

In line with the Strategy, on December 9, 2022, Ecopetrol S.A. informed the market of the approval of the general organic investment plan for 2023, which includes the following relevant elements in terms of the energy transition and climate:

●

Nearly 23% of the plan is aimed at cementing diversification into new low-emission businesses, which includes investments in hydrogen production, renewable energy, carbon capture, and electricity transmission, leveraging diversification at the Ecopetrol Business Group scale.

●	The plan seeks to reduce about 400,000 tons of CO2e emissions and incorporate about 900 MW of renewable energy and more than 50,000 tons of green hydrogen by 2025.
●

The commitment to self-sufficiency in gas includes investments between COP $3.6 billion and COP $4.1 billion for exploration and production projects in the Piedemonte Llanero, the Continental Caribbean and Offshore. The plan aims the creation of, at least, two new regional energy communities and about 107,000 new gas-connected homes.

●

Nearly COP $5.4 trillion are allocated to the electricity transmission business with the objective of enabling more than 6,000 kilometers of new transmission lines for non-conventional renewable energies by 2025.

●

In accordance with the sosTECnibilidad (sustainability + technology) objectives of the strategy, the plan includes investments close to COP $2.3 trillion in decarbonization projects, integrated water management, and improvement of fuel quality, among others.

●	Social investment resources for regional development and community well-being amount to COP $472 billion focused on road infrastructure, education, and access to public services such as water and gas.
●

More than COP $405 billion will be allocated to science, technology, and innovation projects, essential to leverage business development and catalyze advances in technologies for the energy transition.